EATON VANCE FLOATING-RATE ADVANTAGE FUND
EATON VANCE FLOATING-RATE FUND
EATON VANCE FLOATING-RATE & HIGH INCOME FUND
Supplement to Prospectus dated May 1, 2011

1. The following replaces "Foreign Investments" in "Investment Objectives & Principal Policies and Risks":

Foreign Investments. Investments in foreign issuers could be affected by factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information, and potential difficulties in enforcing contractual obligations. Because foreign issuers may not be subject to uniform accounting, auditing and financial reporting standard practices and requirements and regulatory measures comparable to those in the United States, there may be less publicly available information about such foreign issuers. Settlements of securities transactions in foreign countries are subject to risk of loss, may be delayed and are generally less frequent than in the United States, which could affect the liquidity of the Fund’s assets. Foreign Senior Loans the Fund invests in must be denominated in U.S. dollars, euros, British pounds, Swiss francs, Canadian dollars or Australian dollars.

2. The following replaces "Floating Rate Portfolio" and "Senior Debt Portfolio" in "Further Information About The Portfolios":

Floating Rate Portfolio. The Portfolio’s investment objective is to provide a high level of current income. Under normal circumstances, the Portfolio invests at least 80% of its total assets in income producing floating rate loans and other floating rate debt securities. The Portfolio invests primarily in senior floating rate loans of domestic and foreign borrowers ("Senior Loans"). Senior Loans typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk, speculative characteristics (sometimes referred to as "junk"). The Portfolio may invest up to 25% of its total assets in foreign Senior Loans. Foreign Senior Loans must be denominated in U.S. dollars, euros, British pounds, Swiss francs, Canadian dollars or Australian dollars. The Portfolio may also invest in secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior Loans”), other floating rate debt securities, fixed income debt obligations and money market instruments. Money market holdings with a remaining maturity of less than 60 days will be deemed floating rate assets. For the fiscal year ended October 31, 2010, the effective annualized rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio, was 0.52%.

Senior Debt Portfolio. The Portfolio’s investment objective is to provide a high level of current income. Under normal circumstances, the Portfolio invests at least 80% of its total assets in income producing floating rate loans and other floating rate debt securities. The Portfolio invests primarily in senior floating rate loans of domestic and foreign borrowers (“Senior Loans”). Senior Loans typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk, speculative characteristics (sometimes referred to as "junk"). The Portfolio also may borrow from banks for the purpose of acquiring additional income-producing investments (referred to as "leverage"). The Portfolio may invest up to 35% of its net assets in foreign Senior Loans. Foreign Senior Loans must be denominated in U.S. dollars, euros, British pounds, Swiss francs, Canadian dollars or Australian dollars. The Portfolio may also invest in secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior Loans”), other floating rate debt securities, fixed income debt obligations and money market instruments. Money market holdings with a remaining maturity of less than 60 days will be deemed floating rate assets. For the fiscal year ended October 31, 2010, the effective annualized rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio, was 0.61%.

May 6, 2011

5117-5/11 FRFFRHIPS

EATON VANCE LOW DURATION FUND
Supplement to Statement of Additional Information dated March 1, 2011

EATON VANCE MULTI-STRATEGY ABSOLUTE RETURN FUND
Supplement to Statement of Additional Information dated March 1, 2011

EATON VANCE SHORT TERM REAL RETURN FUND
Supplement to Statement of Additional Information dated March 1, 2011

EATON VANCE STRATEGIC INCOME FUND
Supplement to Statement of Additional Information dated March 1, 2011

The following is added under "Strategies and Risks":

Foreign Senior Loans the Fund invests in must be denominated in U.S. dollars, euros, British pounds, Swiss francs, Canadian dollars or Australian dollars.

May 6, 2011